Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information for the fiscal years 2022, 2021 and 2020 with respect to the compensation of our principal executive officers (“PEO”), which includes both our current and former CEOs, the average compensation of our other NEOs, and the performance measures set forth in the table.

	Principal Executive Officers (“PEO”)(1)				Average Other Non-PEO NEOs(2)					Company
	Summary Comp Table Total		Comp Actually Paid Total(3)		Summary	Comp	Value of Initial Fixed $100			Selected
	Current:	Former:	Current:	Former:	Comp	Actually	Investment Based on:		Net	Measure:
Fiscal	Stephen	Luke	Stephen	Luke	Table	Paid	Company	Peer Group	Income(5)	Adj. EBITDA(6)
Year	Griggs	McGee	Griggs	McGee	Total	Total(3)	TSR(4)	TSR(4)	($MM)	($MM)
2022	$4,724,344	n/a	$4,296,449	n/a	$2,823,510	$1,841,864	$175	$116	$69	$594
2021	$3,935,883	$8,061,871	$2,710,254	$(21,022,257)	$3,348,903	$(523,574)	$223	$146	$156	$566
2020	n/a	$1,009,533	n/a	$45,324,179	$1,560,590	$5,644,394	$342	$133	$(162)	$206

(1)	For 2022, our PEO was our current CEO, Mr. Griggs. For 2021, our PEOs included both Mr. Griggs and our former CEO, Mr. McGee. In 2020, our PEO was Mr. McGee.

(2)	For 2022, our non-PEO NEOs were Messrs. Parnes, Clemens, Joyce, and Prast. For 2021, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Bunting. For 2020, our non-PEO NEOs were Messrs. Clemens and Reitkerk.

(3)	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

(4)	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P Healthcare Services Select Industry Index, which is included in the Company’s TSR performance graph in this Proxy Statement.

(5)	Represents the amount of net income (loss), reflected in the Company’s audited financial statements for the year indicated.

(6)	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2022. Our Compensation Committee also determines the annual bonus plan for the NEOs for 2022 primarily based on achievement of this measure. See page 27 of this Proxy Statement for additional information.

In the calculation of compensation actually paid and presented in the table, the following amounts (as presented on the following page) were deducted and added:

Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)

		FY2022		FY2021			FY2020
		Current PEO	Average	Current PEO	Former PEO	Average	Former PEO	Average
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Griggs	Other NEOs	Griggs	McGee	Other NEOs	McGee	Other NEOs
Summary Compensation Table (“SCT”) Total		$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year (valued at year-end)	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+ / -	Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid ("CAP")		$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Company Selected Measure Name	Adj. EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	For 2022, our PEO was our current CEO, Mr. Griggs. For 2021, our PEOs included both Mr. Griggs and our former CEO, Mr. McGee. In 2020, our PEO was Mr. McGee.

(2)	For 2022, our non-PEO NEOs were Messrs. Parnes, Clemens, Joyce, and Prast. For 2021, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Bunting. For 2020, our non-PEO NEOs were Messrs. Clemens and Reitkerk.

Peer Group Issuers, Footnote [Text Block]
(4)	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P Healthcare Services Select Industry Index, which is included in the Company’s TSR performance graph in this Proxy Statement.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

In the calculation of compensation actually paid and presented in the table, the following amounts (as presented on the following page) were deducted and added:

Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)

		FY2022		FY2021			FY2020
		Current PEO	Average	Current PEO	Former PEO	Average	Former PEO	Average
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Griggs	Other NEOs	Griggs	McGee	Other NEOs	McGee	Other NEOs
Summary Compensation Table (“SCT”) Total		$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year (valued at year-end)	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+ / -	Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid ("CAP")		$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Non-PEO NEO Average Total Compensation Amount	$ 2,823,510	$ 3,348,903	$ 1,560,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,841,864	(523,574)	5,644,394
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

In the calculation of compensation actually paid and presented in the table, the following amounts (as presented on the following page) were deducted and added:

Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)

		FY2022		FY2021			FY2020
		Current PEO	Average	Current PEO	Former PEO	Average	Former PEO	Average
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Griggs	Other NEOs	Griggs	McGee	Other NEOs	McGee	Other NEOs
Summary Compensation Table (“SCT”) Total		$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year (valued at year-end)	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+ / -	Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid ("CAP")		$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay-versus-Performance Tabular List

The following table lists our most important performance measures used by us to link compensation actually paid to our NEOs to company performance for fiscal year 2022.

Most Important Performance Measures

Adjusted EBITDA

Relative Total Shareholder Return

Individual Performance

Total Shareholder Return Amount	$ 175	223	342
Peer Group Total Shareholder Return Amount	116	146	133
Net Income (Loss)	$ 69,000,000	$ 156,000,000	$ (162,000,000)
Company Selected Measure Amount	594,000,000	566,000,000	206,000,000
PEO Name	Mr. Griggs
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2022. Our Compensation Committee also determines the annual bonus plan for the NEOs for 2022 primarily based on achievement of this measure. See page 27 of this Proxy Statement for additional information.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Individual Performance
Mr. Stephen Griggs [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,724,344	$ 3,935,883
PEO Actually Paid Compensation Amount	4,296,449	2,710,254
Mr. Stephen Griggs [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,698,882	2,795,498
Mr. Stephen Griggs [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,950,263	1,569,869
Mr. Stephen Griggs [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	348,109	0
Mr. Stephen Griggs [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,027,385)	0
Mr. Luke McGee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		8,061,871	$ 1,009,533
PEO Actually Paid Compensation Amount		(21,022,257)	45,324,179
Mr. Luke McGee [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,808,758	0
Mr. Luke McGee [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Mr. Luke McGee [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,515,922	21,372,494
Mr. Luke McGee [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,791,292)	22,942,153
Non-PEO NEO [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,963,262	2,474,283	1,068,278
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,096,688	1,646,856	2,297,808
Non-PEO NEO [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,458,557	4,290,608	1,107,877
Non-PEO NEO [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,573,628)	$ (7,335,659)	$ 1,746,397